Leases - Lease Assets and Liabilities (Details) - USD ($) $ in Millions	Jun. 28, 2020	Jun. 30, 2019
Leases [Abstract]
Right-of-use asset	$ 12.3
Current lease liability	4.8
Non-current lease liability	7.5
Total operating lease liabilities	12.3
Finance lease assets	15.4
Current portion of finance lease liabilities	3.6	$ 0.0
Finance lease liabilities, less current portion	11.4	$ 0.0
Total finance lease liabilities	$ 15.0
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	us-gaap:OtherAssetsNoncurrent
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	us-gaap:OtherLiabilitiesCurrent
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	us-gaap:OtherLiabilitiesNoncurrent
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	us-gaap:PropertyPlantAndEquipmentAndFinanceLeaseRightOfUseAssetAfterAccumulatedDepreciationAndAmortization